Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]
Schedule of property, plant and equipment depreciation rates

%

Computers and software	20 – 33	(Mainly 33)
Office furniture and equipment	6 - 15	(Mainly 10)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15

Schedule of weighted-average assumptions used in valuation of stock option

	Year ended December 31,
	2014	2013	2012

Risk-free interest	1.26%	0.93%	1.34%
Dividend yields	0%	0%	0%
Volatility	84%	89%	83%
Expected option term	4 years	3.5 years	3 years
Forfeiture rate	0%	0%	0%